CONCENTRATIONS	12 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 20. CONCENTRATIONS

For the year ended June 30, 2016, China National Petroleum Corporation ("CNPC") represented approximately 75% of the Company’s revenue. At June 30, 2016, CNPC accounted for 59% and another customer accounted for 22% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2017, CNPC represented approximately 72% and another customer represented approximately 10% of the Company’s revenue, respectively. At June 30, 2017, CNPC accounted for 42% and another two customers accounted for 22% and 16% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2018, CNPC represented approximately 45% and another customer represented approximately 43% of the Company’s revenue, respectively. At June 30, 2018, CNPC accounted for 29% and another two customers accounted for 22% and 14% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2016, two major suppliers accounted for 49% of the company’s total purchases. At June 30, 2016, three suppliers accounted for 67% of the Company’s trade accounts payable.

For the year ended June 30, 2017, three major suppliers accounted for 43% of the company’s total purchases. At June 30, 2017, three suppliers accounted for 61% of the Company’s trade accounts payable.

For the year ended June 30, 2018, two major suppliers accounted for 58% of the company’s total purchases. At June 30, 2018, three suppliers accounted for 60% of the Company’s trade accounts payable.